AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

  Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class R (Ticker: ANARX); Class K (Ticker: ANAKX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

- AB High Income Fund

  Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class R (Ticker: AGDRX); Class K (Ticker: AGDKX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Income Fund

  Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio)

  Advisor Class (Ticker: ALHYX)

- AB Short Duration Income Portfolio

  Advisor Class (Ticker: SHUYX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

  Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

- AB Total Return Bond Portfolio

  Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Sustainable Thematic Credit Portfolio

  Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

  Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class R (Ticker: ABREX); Class K (Ticker: ABKEX); Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

  Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class R (Ticker: AGFRX); Class K (Ticker: AGFKX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

  Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX);

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB Intermediate California Municipal Portfolio

  Class A (Ticker: AICAX); Class C (Ticker: ACMCX); Advisor Class (Ticker: AICYX)

- AB Intermediate Diversified Municipal Portfolio

  Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Class Z (Ticker: AIDZX); Advisor Class (Ticker: AIDYX)

- AB Intermediate Duration Portfolio

  Class A (Ticker: IDPAX); Class Z (Ticker: IDPZX); Advisor Class (Ticker: IDPYX)

- AB Intermediate New York Municipal Portfolio

  Class A (Ticker: ANIAX); Class C (Ticker: ANMCX); Advisor Class (Ticker: ANIYX)

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

  Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

  Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

  Class A (Ticker: AAZAX); Class C (Ticker: AAZCX); Advisor Class (Ticker: AAZYX)

- AB California Portfolio

  Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

  Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

  Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

- AB New Jersey Portfolio

  Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

  Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

  Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

  Class A (Ticker: APAAX); Class C (Ticker: APACX)

- AB Virginia Portfolio

  Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

      Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

  Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class R (Ticker: WPRSX); Class K (Ticker: WPSKX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Concentrated International Growth Portfolio

  Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Discovery Growth Fund

  Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class R (Ticker: CHCRX); Class K (Ticker: CHCKX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

  Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Global Core Equity Portfolio

  Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

- AB Sustainable Global Thematic Fund

  Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class R (Ticker: ATERX); Class K (Ticker: ATEKX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

  Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class R (Ticker: AWPRX); Class K (Ticker: AWPKX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio)

  Advisor Class (Ticker: ISRYX)

- AB Select US Equity Portfolio

  Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class R (Ticker: AUURX); Class K (Ticker: AUUKX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

  Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class R (Ticker: ASRLX); Class K (Ticker: ASLKX); Class I (Ticker: ASILX)

- AB Sustainable US Thematic Portfolio

  Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

  Class A (Ticker: AWAAX); Class C (Ticker: AWACX); Class R (Ticker: AWARX); Class K (Ticker: AWAKX); Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

  Class A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class R (Ticker: ABWRX); Class K (Ticker: ABWKX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

  Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class R (Ticker: APPRX); Class K (Ticker: APWKX); Class I (Ticker: APWIX); Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

- AB Tax-Managed Wealth Appreciation Strategy

  Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

AB VALUE FUNDS (“Value Funds”)

- AB Core Opportunities Fund

  Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Advisor Class (Ticker: ADGYX); Class R (Ticker: ADGRX); Class K (Ticker: ADGKX); Class I (Ticker: ADGIX); Class Z (Ticker: ADGZX)

- AB Discovery Value Fund

  Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Advisor Class (Ticker: ABYSX); Class R (Ticker: ABSRX); Class K (Ticker: ABSKX); Class I (Ticker: ABSIX); Class Z (Ticker: ABSZX)

- AB Equity Income Fund

  Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Advisor Class (Ticker: AUIYX); Class R (Ticker: AUIRX); Class K (Ticker: AUIKX); Class I (Ticker: AUIIX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

  Class A (Ticker: AREAX); Class C (Ticker: ARECX); Advisor Class (Ticker: ARSYX); Class R (Ticker: ARRRX); Class K (Ticker: ARRKX); Class I (Ticker: AEEIX)

- AB Global Risk Allocation Fund

  Class A (Ticker: CABNX); Class C (Ticker: CBACX); Advisor Class (Ticker: CBSYX); Class R (Ticker: CBSRX); Class K (Ticker: CBSKX); Class I (Ticker: CABIX)

- AB Relative Value Fund

  Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Advisor Class (Ticker: CBBYX); Class R (Ticker: CBBRX); Class K (Ticker: CBBKX); Class I (Ticker: CBBIX); Class Z (Ticker: CBBZX)

- AB International Value Fund

  Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Advisor Class (Ticker: ABIYX); Class R (Ticker: AIVRX); Class K (Ticker: AIVKX); Class I (Ticker: AIVIX)

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

  Class A (Ticker: AEAXX); Class C (Ticker: AECXX); Advisor Class (Ticker: AEYXX); Class K (Ticker: AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

  Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Advisor Class (Ticker: ABNYX); Class R (Ticker: ABNRX); Class K (Ticker: ABNKX); Class I (Ticker: ANBIX); Class Z (Ticker: ABNZX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX)

- AB Municipal Bond Inflation Strategy

  Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

- AB All Market Real Return Portfolio

  Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Advisor Class (Ticker: AMTYX); Class R (Ticker: AMTRX); Class K (Ticker: AMTKX); Class I (Ticker: AMTIX); Class Z (Ticker: AMTZX); Class 1 (Ticker: AMTOX)

- AB Small Cap Value Portfolio

  Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB Value Fund

  Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Advisor Class (Ticker: ABVYX); Class R (Ticker: ABVRX); Class K (Ticker: ABVKX); Class I (Ticker: ABVIX)

- AB All China Equity Portfolio

  Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated March 28, 2024 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 26, 2024
Bond Funds	January 31, 2024
EMMA	July 28, 2023
Equity Funds	November 1, 2023
Government Money Market	August 31, 2023, as revised September 1, 2023
Inflation Strategies	January 31, 2024
Municipal Portfolios	September 29, 2023
Value Funds	February 28, 2024
Wealth Strategies	December 29, 2023

* * * * *

Effective April 1, 2024, for each Fund, the following replaces and supersedes the current disclosure regarding waivers specific to Merrill Lynch in “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Waivers Specific to Merrill Lynch (“Merrill”)

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in the Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

•	Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Shares purchased through a Merrill investment advisory program
•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
•	Shares purchased through the Merrill Edge Self-Directed platform
•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
•	Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
•	Shares purchased by eligible persons associated with the Fund as defined in the Prospectus (e.g., the Fund’s officers or trustees)
•	Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22I(3))
•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
•	Shares sold due to return of excess contributions from an IRA account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
•	Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoint discounts, as described in the Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
•	Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
•	Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

*  *  *  *  *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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